JPMORGAN TRUST I

522 Fifth Avenue

New York, N.Y. 10036

January 20, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: JPMorgan Trust I (“Trust”) on behalf of:

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund (“Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, please accept this letter as certification that the Prospectus for E*TRADE shares of the Funds does not differ from that contained in Post-Effective Amendment No. 28 (Amendment No. 29 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 30, 2005.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin Elizabeth A. Davin, Esq. Assistant Secretary